SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Interest paid	$ 109	$ 68
Taxes paid	9,017	1,457
Equipment acquired under finance leases and equipment loans	$ 9,126	$ 1,525